Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income by Component

			Change in
	Change in Fair	Change in Fair	Unrecognized	Accumulated Other
	Value of Interest	Value of Available	Pension Cost	Comprehensive
	Rate Swaps	for Sale Securities	Components	Income (Loss)
Balance as of December 31, 2012	$(116,382)	$4,588	$(33,516)	$(145,310)
Other comprehensive (loss)
income before reclassifications	(3,837)	2,181	12,479	10,823
Amounts reclassified from
accumulated other
comprehensive income (loss)	64,141	-	2,841	66,982
Net current-period other		.
comprehensive income	60,304	2,181	15,320	77,805
Balance as of December 31, 2013	$(56,078)	$6,769	$(18,196)	$(67,505)

Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Amount reclassified
	from AOCL	Affected line item in the
Details about accumulated other	Year Ended	statement where net
comprehensive income (loss) components	December 31, 2013	income is presented
Gains and losses on cash flow hedges
Interest rate swaps	$(99,808)	Interest expense, net
	35,667	Tax benefit
	$(64,141)	Net of tax

Amortization of defined benefit pension items
Prior service costs	$(1,143)	Salaries and benefits
Actuarial losses	(3,382)	Salaries and benefits
	(4,525)	Total before tax
	1,684	Tax benefit
	$(2,841)	Net of tax